Cover	Aug. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Aug. 22, 2025
File Number	333-255178
Registrant Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
Tax Identification Number	30-1129581
Incorporation State	NV
Address Line1	732 S 6th St # 4304
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89101
area code	775
phone number	295-4295
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false